Financial Risk Factors and Risk Management - Contractual Maturities of Derivative Financial Liabilities and Financial Assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2021
FINANCIAL RISK FACTORS
Derivative financial liabilities	€ (623)	€ (849)
Derivative financial assets	85	63
Total of derivative financial liabilities and assets	(538)	(787)
Expiring in the following year
FINANCIAL RISK FACTORS
Total of derivative financial liabilities and assets	(147)	(61)
Later Than One Year [Member]
FINANCIAL RISK FACTORS
Total of derivative financial liabilities and assets	(547)	(850)
Not designated as hedging instruments | Foreign Currency
FINANCIAL RISK FACTORS
Derivative financial liabilities	(66)	(88)
Derivative financial assets	52	30
Designated as hedging instruments | Foreign Currency
FINANCIAL RISK FACTORS
Derivative financial liabilities	(20)	(9)
Derivative financial assets	33	33
Designated as hedging instruments | Interest Rate Risk
FINANCIAL RISK FACTORS
Derivative financial liabilities	537	753
Designated as hedging instruments | Interest Rate Risk | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(63)	(63)
Designated as hedging instruments | Interest Rate Risk | Later Than One Year [Member] | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(301)	(364)
Financial liabilities | Expiring in the following year
FINANCIAL RISK FACTORS
Derivative financial liabilities	220	118
Financial liabilities | Later Than One Year [Member]
FINANCIAL RISK FACTORS
Derivative financial liabilities	547	850
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(2,048)	(3,185)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(2,017)	(3,113)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Later Than One Year [Member] | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	0	(13)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Later Than One Year [Member] | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	0	0
Financial liabilities | Designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(958)	(309)
Financial liabilities | Designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(948)	(302)
Financial liabilities | Designated as hedging instruments | Interest Rate Risk | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(242)	(102)
Financial liabilities | Designated as hedging instruments | Interest Rate Risk | Later Than One Year [Member] | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(848)	(1,201)
Financial assets | Expiring in the following year
FINANCIAL RISK FACTORS
Derivative financial assets	73	57
Financial assets | Later Than One Year [Member]
FINANCIAL RISK FACTORS
Derivative financial assets	0	0
Financial assets | Not designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(2,992)	(1,713)
Financial assets | Not designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(3,042)	(1,740)
Financial assets | Designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(1,418)	(1,039)
Financial assets | Designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	€ (1,441)	€ (1,069)